Share-based Compensation - Allocation of Compensation Expense Related to Restricted Shares (Details) - Non-Vested Restricted Shares - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Compensation expense	$ 4,073,921	$ 1,671,133
Selling, General and Administrative Expenses
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Compensation expense	2,817,518	1,439,817
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Compensation expense	$ 1,256,403	$ 231,316